Retained earnings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Distribution Towards Legal Reserve and Cash Dividend

	2018		2019		2020
	Amount	Cash distribution per share	Amount	Cash distribution per share	Amount	Cash distribution per share

	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	110,308		258,416		232,611
Special reserve	—		19,802		(19,802)
Cash dividend	872,718	1.20	1,309,032	1.80	1,599,928	2.20